                                                             Semi-Annual
                                                               Report
[GRAPHIC]                                                   June 30, 2000
                                                             (unaudited)

--------------------------------------------------------------------------------
                              Pilgrim Mutual Funds
--------------------------------------------------------------------------------

                                       PILGRIM
                                       GLOBAL INCOME
                                       FUND
                                       -----------------------------------------
                                       Investment Objective: High Current Income

Chairman's Message
-------------------------------------------------------------------------------

Dear Shareholders:

  Welcome to the Pilgrim Mutual Funds family. We are pleased to present the Semi-Annual Report for Pilgrim Global Income Fund (formerly Lexington Global Income Fund).

  On July 26, 2000, ReliaStar Financial Corp. ("ReliaStar") acquired Lexington Management Corporation and all of its subsidiaries. In conjunction with the acquisition, Pilgrim Investments, Inc., a subsidiary of ReliaStar, was appointed to the role of Investment Adviser to the Fund. As a shareholder in the Pilgrim family of funds, you now have access to more funds with varying investment objectives. As a Lexington Fund shareholder as of July 26th, you can now exchange into any Pilgrim Fund A shares without paying a sales load.

  Our fund family has 41 varying types of mutual funds which provide more core investment choices for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experienceSM.

  If you have any questions regarding your account, or any other Pilgrim Fund you can access, please call us at 800-992-0180 or visit our website at www.pilgrimfunds.com.

Sincerely,

/s/ Robert W. Stallings

Robert W. Stallings
Chairman and Chief Executive Officer
Pilgrim Group, Inc.
August, 2000

Dear Shareholders:
-------------------------------------------------------------------------------

   The year started out well enough. During the March quarter, the Pilgrim Global Income Fund (formerly Lexington Global Income Fund) returned 1.4%* despite a flat international bond market and a 5% decline in the Euro. Prospects took a decided turn for the worse during the June quarter, however. The Euro took a big tumble, reaching a low of 0.88 U.S. Dollars per Euro on May 4th. That was an 8% decline in value. The Euro weakness spilled over into the Eastern European currency and bond markets. The Fund has a large percentage of its assets invested in Poland and Hungary. For the June quarter, we had a negative 1.9%* total return. We are optimistic about a significant turnaround during the remainder of this year. This is based, however, on our expectation of much stronger Euro performance.

   Our investment strategy is to split our holdings into quadrants reflecting developed market and less developed market (LDC) debt and then, between dollar-denominated and non-dollar bonds. We then seek those securities within each of these sectors, which offers both high current yield and favorable total return potential. This approach reduces price volatility, while the high-income orientation results in a strong total return in most investment environments.

   In the months ahead, we anticipate a slowing of the U.S. economy relative to that of core Europe and Asia. That implies both an easing of domestic interest rates and a weaker U.S. Dollar. Many analysts think that the U.S. Dollar already is about 20% overvalued versus the Euro. Through the addition of high yield residential mortgage securities during the June quarter, we increased the portfolio average maturity and its ability to profit from a decline in domestic interest rates. On June 30th, the Fund had about 45% of its assets invested in non-Dollar bonds. We will likely increase our non-Dollar exposure in the second half through the purchase of both Euro-denominated securities and Eastern European bonds.

   As you are aware, Lexington Global Asset Managers, Inc., the parent company of Lexington Management Corporation was acquired by ReliaStar Financial Corp. (NYSE:RLR) the parent company of Pilgrim Investments, Inc., an investment management and mutual fund company with $17 billion of assets under management.

   On May 1, ReliaStar announced that it agreed to be acquired by ING Groep N.V. ("ING Group") in a transaction that, subject to certain approvals, is expected to close in the third quarter of this year. ING Group is a global financial institution that is active in the field of insurance, banking, and asset management in more than 60 countries.

   We wish to thank you for your continued support.

Sincerely,

/s/ Denis P. Jamison                           /s/ Roseann McCarthy
Denis P. Jamison                               Roseann McCarthy
Portfolio Manager                              Portfolio Manager
August, 2000                                   August, 2000

* .44%, 6.76%, and 6.85% are the one, five, and ten year average annual standard total returns, respectively, for the period ended June 30, 2000. Prior to December 31, 1994, the Fund operated under a different name and investment objective. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results. Investing in emerging markets, rather than established markets, has special risks, including currency fluctuations and political instability. High yield bonds are lower quality bonds that are also known as "Junk Bonds". Such bonds entail greater risks than those found in higher rated securities. There is no guarantee that the Fund can achieve its objective.

Pilgrim Global Income Fund
Statement of Net Assets
(Including the Portfolio of Investments)
June 30, 2000 (unaudited)

   Principal                                                           Value
    Amount                           Security                        (Note 1)

-------------------------------------------------------------------------------
                LONG-TERM DEBENTURES: 94.7%
                GOVERNMENT OBLIGATIONS: 53.6%

                Argentina: 3.1%
 $   1,200,000  Republic of Argentina,
                 9.75%, due 09/19/27.............................   $   944,989
                                                                    -----------

                Brazil: 6.0%
     2,426,820  Federative Republic of Brazil, "C" Bond,
                 8.00%, due 04/15/14.............................     1,811,713
                                                                    -----------

                Dominican Republic: 2.6%
     1,200,000  Central Bank of Dominican Republic, Floating Rate
                 Note, 7.9375%, due 08/30/24.....................       792,000
                                                                    -----------

                Ecuador: 2.3%
     2,000,000  Republic of Ecuador,
                 Floating Rate Note,
                 4.00%, due 02/28/25.............................       681,250
                                                                    -----------

                Greece: 5.2%
   310,000,000* Hellenic Republic,
                 Floating Rate Note,
                 10.24%, due 10/23/03............................       917,425
   200,000,000* Hellenic Republic,
                 8.80%, due 06/19/07.............................       653,779
                                                                    -----------
                                                                      1,571,204
                                                                    -----------

                Hungary: 6.4%
   300,000,000* Government of Hungary, 12.50%, due 09/24/02......     1,165,265
   200,000,000* Government of Hungary, 16.00%, due 11/24/00......       757,899
                                                                    -----------
                                                                      1,923,164
                                                                    -----------

                Jordan: 0.8%
       400,000  Republic of Jordan,
                 Floating Rate Note, 6.00%,
                 due 12/23/23....................................       244,021
                                                                    -----------

                Mexico: 2.7%
     1,000,000  United Mexican States,
                 6.25%, due 12/31/19.............................       831,250
     1,000,000  United Mexican States (Rights)...................           --
                                                                    -----------
                                                                        831,250
                                                                    -----------

                Norway: 3.7%
    10,000,000  Norwegian Government Bond, 5.50%, due 05/15/09...     1,116,707
                                                                    -----------

                Philippines: 4.6%
    50,000,000* Republic of the Philippines, 18.00%, due
                 11/26/08........................................     1,382,534
                                                                    -----------

  Principal                                                             Value
   Amount                           Security                          (Note 1)

--------------------------------------------------------------------------------
              GOVERNMENT OBLIGATIONS (continued):
              Poland: 9.3%
 $ 4,500,000* Government of Poland
               12.00%, due 06/12/01...............................   $   980,809
   4,000,000* Government of Poland
               12.00%, due 02/12/03...............................       826,015
   5,000,000* Poland Treasury Bill
               due 05/16/01.......................................       994,655
                                                                     -----------
                                                                       2,801,479
                                                                     -----------

              South Africa: 3.0%
   5,100,000* Electricity Supply Commission (ESKOM),
               11.00%, due 06/01/08...............................       628,060
   2,000,000* Republic of South Africa,
               12.00%, due 02/28/05...............................       278,778
                                                                     -----------
                                                                         906,838
                                                                     -----------

              Sweden: 3.9%
  10,000,000* Government of Sweden
               6.00%, due 02/09/05................................     1,172,002
                                                                     -----------
              TOTAL GOVERNMENT OBLIGATIONS
               (cost $18,325,141)                                     16,179,151
                                                                     -----------

              CORPORATE BONDS: 41.1%
              Argentina: 2.9%
   1,000,000  Compagnie De Radiocomunicaciones
               Moviles SA,
               9.25%, due 05/08/08................................       891,710
                                                                     -----------

              Canada: 1.2%
     500,000* Rogers Communications, Inc., 10.50%, due 02/14/06...       371,203
                                                                     -----------

              Denmark: 8.8%
   3,389,000* Danske Kredit,
               6.00%, due 10/01/29................................       398,686
   4,724,000* Nykredit A/S,
               6.00%, due 10/01/29................................       556,039
   4,605,000* Realkredit Danmark A/S,
               6.00%, due 10/01/29................................       542,033
   9,805,000* Unikredit Realkredit,
               6.00%, due 10/01/29................................     1,154,099
                                                                     -----------
                                                                       2,650,857
                                                                     -----------

              Dominican Republic: 4.7%
   1,500,000  Tricom, S.A.,
               11.375%, due 09/01/04..............................     1,406,250
                                                                     -----------

              Mexico: 3.7%
   1,000,000  Cemex SA,
               12.75%, due 07/15/06...............................     1,121,662
                                                                     -----------


Pilgrim Global Income Fund
Statement of Net Assets
(Including the Portfolio of Investments)
June 30, 2000 (unaudited) (continued)

  Principal                                                           Value
   Amount                          Security                         (Note 1)

------------------------------------------------------------------------------
             CORPORATE BONDS (continued):
             United States: 19.8%
 $   549,749 ABN-AMRO Mortgage Corporation,
              Series 1998-1, Class B4,
              6.7079%, due 04/25/28/1/ ..........................  $   297,123
     300,000 Archibald Candy Corporation, 10.25%, due 07/01/04...      219,000
     551,973 BA Mortgage Securities, Inc., Series 1997-2, Class
              B4, 7.25%, due 10/25/27/1/ ........................      319,715
   1,000,000 Beazer Homes USA, Inc.,
              9.00%, due 03/01/04................................      952,500
   1,000,000 Chiquita Brands International Inc., 10.25%, due
              11/01/06...........................................      800,000
     950,000 Clark Materials Handling Company, Senior Note,
              Series D,
              10.75%, due 11/15/06...............................      161,500
     171,081 DLJ Mortgage Acceptance Corporation,
              Series 1996-I, Class B4,
              7.25%, due 9/25/11/1/,/2/ .........................      126,280
     910,509 Norwest Asset Securities Corporation,
              Series 1997-6, Class B4,
              7.50%, due 5/25/27/1/,/2/ .........................      552,133
     430,521 PNC Mortgage Securities Corporation,
              Series 1999-1, Class 2B4,
              6.25%, due 02/25/14/1/,/2/ ........................      311,590
     143,506 PNC Mortgage Securities Corporation,
              Series 1999-1, Class 2B5,
              6.25%, due 02/25/14/1/,/2/ ........................       89,422
     143,505 PNC Mortgage Securities Corporation,
              Series 1999-1, Class 2B6,
              6.25%, due 02/25/14/1/,/2/ ........................       28,701
     681,575 PNC Mortgage Securities Corporation,
              Series 1997-5, Class B5,
              7.25%, due 10/25/27/1/,/2/ ........................      399,360
     682,793 PNC Mortgage Securities Corporation,
              Series 1998-2, Class VB5,
              6.625%, due 03/25/28/1/,/2/ .......................      335,742
     258,322 PNC Mortgage Securities Corporation,
              Series 1998-2, Class 4B6,
              6.75%, due 12/25/27/1/,/2/ ........................       72,330

  Principal                                                            Value
   Amount                          Security                          (Note 1)

-------------------------------------------------------------------------------
             CORPORATE BONDS (continued):
             United States: (continued)
 $   489,294 PNC Mortgage Securities Corporation,
              Series 2000-4, Class CB4,
              6.811%, due 06/25/30/1/,/2/ .......................   $   359,325
     611,618 PNC Mortgage Securities Corporation,
              Series 2000-4, Class CB5,
              6.811%, due 06/25/30/1/,/2/ .......................       339,544
     611,617 PNC Mortgage Securities Corporation,
              Series 2000-4, Class CB6,
              6.811%, due 06/25/30/1/,/2/ .......................       125,381
   1,473,603 PNC Mortgage Securities Corporation,
              Series 1998-11, Class 1B6,
              6.50%, due 11/25/28/1/,/2/ ........................       265,249
     278,840 Residential Asset Securitization Trust,
              Series 1997-A6, Class B4,
              7.25%, due 9/25/12/1/,/2/ .........................       214,315
                                                                    -----------
                                                                      5,969,210
                                                                    -----------

             TOTAL CORPORATE BONDS (cost $15,068,990)............    12,410,892
                                                                    -----------

             TOTAL LONG-TERM DEBENTURES..........................    28,590,043
                                                                    -----------

             SHORT-TERM INVESTMENTS: 3.4%
             United States: 3.4%
     750,000 U.S. Treasury Bills,
              5.92%, due 12/21/00................................       728,978
     300,000 U.S. Treasury Bills,
              5.74%, due 10/19/00................................       294,852
                                                                    -----------
             TOTAL SHORT-TERM INVESTMENTS
             (cost $1,023,466)...................................     1,023,830
                                                                    -----------
             Total Investments: 98.1%
              (cost $34,417,597+)................................    29,613,873
             Other assets in excess of liabilities: 1.9%.........       559,953
                                                                    -----------
             TOTAL NET ASSETS: 100.0% (equivalent to $9.31 per
             share on 3,240,512 shares outstanding)..............   $30,173,826
                                                                    ===========

--------
* Principal amount represents local currency.
/1/Restricted security (Note 7).
/2/Illiquid security (Note 8).
+ Aggregate cost for Federal income tax purposes is $34,417,727.

   The Notes to Financial Statements are an integral part of this statement.

Pilgrim Global Income Fund
Statement of Assets and Liabilities
June 30, 2000 (unaudited)

Assets
Investments, at value (cost $34,417,597)
 (Note 1)......................................................... $29,613,873
Receivable for fund shares sold...................................      97,628
Dividends and interest receivable.................................     761,468
                                                                   -----------
   Total Assets...................................................  30,472,969
                                                                   -----------
Liabilities
Due to Lexington Management Corporation (Note 2)..................      24,528
Due to custodian bank.............................................      48,075
Payable for investment securities purchased.......................      72,524
Payable for fund shares redeemed..................................      29,761
Dividends payable.................................................      21,726
Accrued expenses..................................................     102,529
                                                                   -----------
   Total Liabilities..............................................     299,143
                                                                   -----------
Net Assets (equivalent to $9.31 per share on 3,240,512 shares outstanding) (Note 4)............................................ $30,173,826
                                                                   ===========
Net Assets consist of:

Additional paid-in-capital (Note 1)..............................  $35,218,328
Undistributed net investment income .............................      528,312
Accumulated net realized loss on investments and foreign currency
 transactions....................................................     (822,766)
Unrealized depreciation of investments and foreign currency
 translations of other assets and liabilities....................   (4,750,048)
                                                                   -----------
   Total Net Assets..............................................  $30,173,826
                                                                   ===========

Pilgrim Global Income Fund
Statement of Operations
Six months ended June 30, 2000 (unaudited)

Investment Income
 Interest..............................................  $1,578,723
 Less: foreign tax expense.............................      21,809
                                                         ----------
 Total investment income...............................              $1,556,914
Expenses
 Investment advisory fee (Note 2)......................     152,668
 Directors' fees and expenses..........................      67,528
 Custodian expenses....................................      19,376
 Transfer agent and shareholder servicing expenses
  (Note 2).............................................      18,094
 Audit fees............................................      15,131
 Distribution expenses (Note 3)........................      11,935
 Printing and mailing expenses.........................      11,903
 Accounting expenses (Note 2)..........................      10,950
 Professional fees.....................................       9,184
 Registration fees.....................................       8,921
 Computer processing fees..............................       4,857
 Other expenses........................................       8,465
                                                         ----------
 Total expenses........................................                 339,012
                                                                     ----------
 Net investment income.................................               1,217,902
Realized and Unrealized Gain (Loss) on Investments
 (Note 5)
Net realized gain (loss) on:
 Investments...........................................      21,098
  Foreign currency transactions........................    (534,429)
                                                         ----------
  Net realized loss....................................                (513,331)
Net change in unrealized
 depreciation of:
 Investments...........................................    (820,328)
 Foreign currency translation of other assets and
  liabilities..........................................     (54,040)
                                                         ----------
  Net change in unrealized depreciation................                (874,368)
                                                                     ----------
  Net realized and unrealized loss.....................              (1,387,699)
                                                                     ----------
Decrease in Net Assets resulting from Operations.......              $ (169,797)
                                                                     ==========

  The Notes to Financial Statements are an integral part of these statements.

Pilgrim Global Income Fund
Statements of Changes in Net Assets


                                              Six months ended
                                               June 30, 2000      Year ended
                                                (unaudited)    December 31, 1999
                                              ---------------- -----------------
Operations:
Net investment income.......................    $ 1,217,902       $ 3,854,078
Net realized loss from investments and
 foreign currency transactions..............       (513,331)       (1,747,256)
Net change in unrealized depreciation of
 investments and foreign currency
 translation................................       (874,368)       (2,297,809)
                                                -----------       -----------
  Net decrease in net assets resulting from
   operations...............................       (169,797)         (190,987)
                                                -----------       -----------
Distributions to Shareholders: (Note 1)
Distributions to shareholders from net
 investment income..........................       (291,998)       (2,726,456)
Distributions to shareholders from net
 realized gains from security transactions..            --           (163,274)
                                                -----------       -----------
  Decrease from distributions...............       (291,998)       (2,889,730)
                                                -----------       -----------
Capital Share Transactions: (Note 4)
Proceeds from sale of shares................      4,074,218         9,855,762
Reinvested dividends and distributions......        253,963         2,637,633
Cost of shares repurchased..................     (5,388,219)      (14,123,581)
                                                -----------       -----------
Net decrease from capital share transac-
 tions......................................     (1,060,038)       (1,630,186)
                                                -----------       -----------
Net decrease in net assets..................     (1,521,833)       (4,710,903)
Net Assets:
Beginning of period.........................     31,695,659        36,406,562
                                                -----------       -----------
End of period (including undistributed net
 investment income of $528,312 and
 distributions in excess of net investment
 income of $392,592 in 2000 and 1999,
 respectively)..............................    $30,173,826       $31,695,659
                                                ===========       ===========

  The Notes to Financial Statements are an integral part of these statements.

Pilgrim Global Income Fund
Notes to Financial Statements
June 30, 2000 (unaudited) and December 31, 1999


1. Significant Accounting Policies
Pilgrim Global Income Fund (the "Fund") (formerly Lexington Global Income
Fund) is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Investments Securities transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Long-term debt obligations held by the Fund are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when deemed it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation. Equity securities are valued at the last sale price on the exchange, as of the close of business on the day the securities are being valued. In the absence of any sales, securities are valued at the mean of the last available bid and asked prices. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

   Foreign Currency Transactions Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations. The Fund authorizes its custodian to place and maintain debt obligations in a segregated account of the Fund having a value equal to the aggregate amount of the Fund's commitments under foreign forward currency contracts entered into with respect to position hedges. There are no forward foreign currency contracts outstanding at June 30, 2000.

   Federal Income Taxes It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

   Distributions Dividends from net investment income are normally declared and paid quarterly and dividends from net realized capital gains are normally declared and paid annually. However, the Fund may

Pilgrim Global Income Fund
Notes to Financial Statements
June 30, 2000 (unaudited) and December 31, 1999 (continued)


1.Significant Accounting Policies (continued) make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. At December 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

   Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.Investment Advisory Fee and Other Transactions with Affiliate
The Fund paid an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.00% of the Fund's average daily net assets. For 2000, the adviser has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions, 12b-1 fees and extraordinary expenses but including management fees and operating expenses) to an annual rate of 2.50% of the Fund's average daily net assets. No reimbursement was required for the six months ended June 30, 2000.

The Fund reimbursed LMC for certain expenses, including accounting and shareholder servicing costs of $22,464, which were incurred by the Fund, but paid by LMC.

3.Distribution Plan
The Fund had adopted a Distribution Plan (the "Plan") which allowed payments to finance activities associated with the distribution of the Fund's shares. The Plan provided that the Fund may pay distribution fees on a reimbursement basis, including payments to Lexington Funds Distributor, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets. Total distribution expenses for the six months ended June 30, 2000, were $11,935 and are set forth in the statement of operations.

Pilgrim Global Income Fund
Notes to Financial Statements
June 30, 2000 (unaudited) and December 31, 1999 (continued)


4.Capital Stock
Transactions in capital stock were as follows:

                                 Six months ended
                                  June 30, 2000             Year ended
                                   (unaudited)           December 31, 1999
                               ---------------------  ------------------------
                                Shares     Amount       Shares       Amount
                                ------     ------       ------       ------
Shares sold..................   434,714  $ 4,074,218     988,458  $  9,855,762
Shares issued on reinvestment
 of dividends................    26,972      253,963     271,656     2,637,633
                               --------  -----------  ----------  ------------
                                461,686    4,328,181   1,260,114    12,493,395
Shares redeemed..............  (575,926)  (5,388,219) (1,417,988)  (14,123,581)
                               --------  -----------  ----------  ------------
Net decrease.................  (114,240) $(1,060,038)   (157,874) $ (1,630,186)
                               ========  ===========  ==========  ============

5.Investment Transactions
The cost of purchases and proceeds from sales of securities for the six months ended June 30, 2000, excluding short-term securities, were $3,057,089 and $2,907,050, respectively.

At June 30, 2000, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $62,037 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $4,865,891.

6.Investment and Concentration Risks
The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts as a result of the potential inability of counterparties to meet the terms of their contracts.

Pilgrim Global Income Fund
Notes to Financial Statements
June 30, 2000 (unaudited) and December 31, 1999 (continued)


7.Restricted Securities
The following securities were purchased under Rule 144A of the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors.

                                    Acquisition Principal   Market   Percent of
             Security                  Date      Amount     Value    Net Assets
             --------               ----------- --------- ---------- ----------
ABN-AMRO Mortgage Corporation,
 Series 1998-1, Class B4, 6.7079%,
 due 04/25/28.....................   03/05/98   $ 549,749 $  297,123    0.98%
BA Mortgage Securities, Inc.,
 Series 1997-2, Class B4, 7.25%,
 due 10/25/27.....................   12/17/97     551,973    319,715    1.06
DLJ Mortgage Acceptance
 Corporation,
 Series 1996-I, Class B4, 7.25%,
 due 09/25/11.....................   10/25/96     171,081    126,280    0.42
Norwest Asset Securities
 Corporation,
 Series 1997-6, Class B4, 7.50%,
 due 05/25/27.....................   03/21/97     910,509    552,133    1.83
PNC Mortgage Securities
 Corporation,
 Series 1997-5, Class B5, 7.25%,
 due 10/25/27.....................   09/11/97     681,575    399,360    1.32
PNC Mortgage Securities
 Corporation,
 Series 1998-2, Class VB5, 6.625%,
 due 03/25/28.....................   03/30/98     682,793    335,742    1.11
PNC Mortgage Securities
 Corporation,
 Series 1998-11, Class 1B6, 6.50%,
 due 11/25/28.....................   10/23/98   1,473,603    265,249    0.88
PNC Mortgage Securities
 Corporation,
 Series 1999-1, Class 2B4, 6.25%,
 due 02/25/14.....................   03/26/99     430,521    311,590    1.03
PNC Mortgage Securities
 Corporation,
 Series 1999-1, Class 2B5, 6.25%,
 due 02/25/14.....................   03/26/99     143,506     89,422    0.30
PNC Mortgage Securities
 Corporation,
 Series 1999-1, Class 2B6, 6.25%,
 due 02/25/14.....................   03/26/99     143,505     28,701    0.10
PNC Mortgage Securities
 Corporation,
 Series 1998-2, Class 4B6, 6.75%,
 due 12/25/27.....................   06/29/00     258,322     72,330    0.24
PNC Mortgage Securities
 Corporation,
 Series 2000-4, Class CB4, 6.811%,
 due 06/25/30.....................   06/13/00     489,294    359,325    1.19
PNC Mortgage Securities
 Corporation,
 Series 2000-4, Class CB5, 6.811%,
 due 06/25/30.....................   06/13/00     611,618    339,544    1.13
PNC Mortgage Securities
 Corporation,
 Series 2000-4, Class CB6, 6.811%,
 due 06/25/30.....................   06/13/00     611,617    125,381    0.41
Residential Asset Securitization
 Trust,
 Series 1997-A6, Class B4, 7.25%,
 due 09/25/12.....................   07/31/97     278,840    214,315    0.71
                                                          ----------   -----
                                                          $3,836,210   12.71%
                                                          ==========   =====

Pilgrim Global Income Fund
Notes to Financial Statements
June 30, 2000 (unaudited) and December 31, 1999 (continued)


8.Illiquid Securities
Pursuant to guidelines adopted by the Fund's Board of Directors, the following securities are deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value.

                                   Acquisition Principal   Market   Percent of
             Security                 Date      Amount     Value    Net Assets
             --------              ----------- --------- ---------- ----------
DLJ Mortgage Acceptance
 Corporation,
 Series 1996-I, Class B4, 7.50%,
 due 09/25/11.....................  10/25/96   $ 171,081 $  126,280    0.42%
Norwest Asset Securities
 Corporation,
 Series 1997-6, Class B4, 7.50%,
 due 05/25/27.....................  03/21/97     910,509    552,133    1.83
PNC Mortgage Securities
 Corporation,
 Series 1997-5, Class B5, 7.25%,
 due 10/25/27.....................  09/11/97     681,575    399,360    1.32
PNC Mortgage Securities
 Corporation,
 Series 1998-2, Class VB5, 6.625%,
 due 03/25/28.....................  03/30/98     682,793    335,742    1.11
PNC Mortgage Securities
 Corporation,
 Series 1998-11, Class 1B6, 6.50%,
 due 11/25/28.....................  10/23/98   1,473,603    265,249    0.88
PNC Mortgage Securities
 Corporation,
 Series 1999-1, Class 2B4, 6.25%,
 due 02/25/14.....................  03/26/99     430,521    311,590    1.03
PNC Mortgage Securities
 Corporation,
 Series 1999-1, Class 2B5, 6.25%,
 due 02/25/14.....................  03/26/99     143,506     89,422    0.30
PNC Mortgage Securities
 Corporation,
 Series 1999-1, Class 2B6, 6.25%,
 due 02/25/14.....................  03/26/99     143,505     28,701    0.10
PNC Mortgage Securities
 Corporation,
 Series 1998-2, Class 4B6, 6.75%,
 due 12/25/27.....................  06/29/00     258,322     72,330    0.24
PNC Mortgage Securities
 Corporation,
 Series 2000-4, Class CB4, 6.811%,
 due 06/25/30.....................  06/13/00     489,294    359,325    1.19
PNC Mortgage Securities
 Corporation,
 Series 2000-4, Class CB5, 6.811%,
 due 06/25/30.....................  06/13/00     611,618    339,544    1.12
PNC Mortgage Securities
 Corporation,
 Series 2000-4, Class CB6, 6.811%,
 due 06/25/30.....................  06/13/00     611,617    125,381    0.42
Residential Asset Securitization
 Trust,
 Series 1997-6, Class B4, 7.25%,
 due 09/25/12.....................  07/31/97     286,189    204,358    0.68
                                                         ----------   -----
                                                         $3,209,415   10.64%
                                                         ==========   =====

9.Subsequent Events
Effective on July 26, 2000, Lexington Global Asset Managers, Inc. was acquired by ReliaStar Financial Corp. ("ReliaStar"). In conjunction with the acquisition and following approval by the Fund's Board of Directors and shareholders, Pilgrim Investments, Inc., an indirect, wholly owned subsidiary of ReliaStar, was appointed to the role of investment adviser to the Fund effective July 26, 2000. Pilgrim Securities, Inc., also an indirect, wholly owned subsidiary of ReliaStar, was appointed distributor to the Fund on that date as well.

On May 1, 2000, ReliaStar Financial Corp. (NYSE:RLR), the indirect parent company of Pilgrim Investments, Inc., Adviser to the Funds, and Pilgrim Securities, Inc., Distributor to the Funds, entered into an agreement under which it will be acquired by ING Groep N.V. (NYSE:ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 60 countries, with almost 90,000 employees. Completion of the acquisition is contingent upon, among other things, approval by the Directors/Trustees of the Pilgrim Funds and certain shareholder and regulatory approvals. The closing of the acquisition is expected to occur during the third quarter of 2000.

Pilgrim Global Income Fund
Financial Highlights

Selected per share data for a share outstanding throughout the period:

                                Six months
                                   ended         Year ended December 31,
                               June 30, 2000 ----------------------------------
                                (unaudited)   1999     1998     1997     1996
                               ------------- -------  -------  -------  -------
Net asset value, beginning of
 period......................     $  9.45    $ 10.36  $ 10.58  $ 11.22  $ 10.75
                                  -------    -------  -------  -------  -------
Income (loss) from investment
 operations:
 Net investment income.......        0.33       1.16     0.90     1.04     1.01
 Net realized and unrealized
  gain (loss) on investments
  and foreign currencies.....       (0.42)     (1.20)   (0.07)   (0.50)    0.36
                                  -------    -------  -------  -------  -------
Total income (loss) from
 investment operations.......       (0.09)     (0.04)    0.83     0.54     1.37
                                  -------    -------  -------  -------  -------
Less distributions:
 Dividends from net
  investment income..........       (0.05)     (0.82)   (0.87)   (0.91)   (0.86)
 Distributions from net
  realized gains.............         --       (0.05)   (0.18)   (0.27)   (0.04)
                                  -------    -------  -------  -------  -------
Total distributions..........       (0.05)     (0.87)   (1.05)   (1.18)   (0.90)
                                  -------    -------  -------  -------  -------
Net asset value, end of
 period......................     $  9.31    $  9.45  $ 10.36  $ 10.58  $ 11.22
                                  =======    =======  =======  =======  =======
Total return.................     (1.98)%*   (0.31)%    8.21%     5.00%  13.33%
Ratio to average net assets:
 Expenses, before
  reimbursement..............       2.22%*     1.86%    1.89%    2.17%    2.33%
 Expenses, net of
  reimbursement..............       2.22%*     1.86%    1.50%    1.50%    1.50%
 Net investment income,
  before reimbursement.......       7.98%*    11.52%   10.99%    8.99%    9.49%
 Net investment income.......       7.98%*    11.52%   11.38%    9.66%   10.32%
Portfolio turnover rate......      20.46%*    24.56%   45.26%  117.94%   71.83%
Net assets, end of period
 (000's omitted).............     $30,174    $31,696  $36,407  $23,668  $29,110

--------
* Annualized.

PILGRIM GLOBAL INCOME FUND

Investment Adviser
Pilgrim Investments, Inc.
40 North Central Avenue
Suite 1200
Phoenix, Arizona 85004-4408

Distributor
Pilgrim Securities, Inc.
40 North Central Avenue
Suite 1200
Phoenix, Arizona 85004-4408

www.lexingtonfunds.com

All Shareholder requests for services of any kind should be sent to:

Transfer Agent
Lexington Funds
c/o DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64121-6368

Or call toll free
Service and Sales: 1-800-526-0056

This report has been prepared for the information of the shareholders of Pilgrim Global Income Fund and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information. LEX275-SAR6/00